Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

The following table provides information required under the SEC’s Item 402(v) of Regulation S-K disclosing:

(i)
a measure of total compensation (calculated in the same manner as used for the Summary Compensation Table) for our principal executive officer for the applicable year (“PEO”) and, as an average, for our other NEOs (“Non-PEO NEOs”) for each year;
(ii)
a measure of compensation entitled “compensation actually paid” (the “CAP”) and calculated in accordance with the available guidance for PEO and, as an average, for our other Non-PEO NEOs, and
(iii)
certain financial performance measures, in each case, for our three most recently completed fiscal years.

The CAP values reported, calculated in accordance with the relevant rules, are determined based on a series of adjustments applied to the total compensation figure reported in the summary compensation table for each named executive officer. CAP values include the fair value for stock options and restricted stock units granted in a particular year as of the end of the grant year (as opposed to the fair value on the date of grant used for purposes of the summary compensation table), and the change in fair value from the prior year of previously granted stock options and restricted stock units measured as of December 31 of the reporting year, or if the award vested during the year, as of the vesting date. In light of this methodology, the CAP values are significantly impacted by the per share price of our common stock on each valuation date. CAP values do not reflect the actual amount of compensation earned by or paid to the individual named executive officers in the relevant year.

Year	Summary Compensation Table Total for PEO - ($)	Compensation Actually Paid to PEO - ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return ($)	Net Income (Loss) (in millions)
(a)	(b)[1]	(c)[2]	(d)[1]	(e)[2]	(f)[3]	(g)[4]
2025	2,669,073	(758,405)	2,728,965	391,927	49.06	$(30.7)
2024	1,130,450	(3,128,474)	1,037,914	(744,083)	52.17	$2.2
2023	6,224,816	14,915,849	1,563,924	4,065,193	64.33	$(8.2)

1.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Doft and Mr. Jouaneh, (ii) for 2024, Mr. Doft and Ms. Sara Altschul, and (iii) for 2023, Mr. Doft, Mr. Brian Field, Ms. Stacey Sayetta and Mr. Jouaneh. For the years 2024 and 2025, the Company qualified as a smaller reporting company. As such, the Company has reported its compensation matters under the rules for a smaller reporting company.
2.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,669,073	2,728,965
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(1,171,123)	(1,676,033)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of year end	96,412	242,279
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	(981,322)	(354,661)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(1,371,445)	(548,623)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	(758,405)	391,927

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

3.
The reported cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. In light of reporting as a smaller reporting company in 2024 and 2025, the TSR values for 2023 has been recalculated to reflect the revised applicable reporting period.
4.
The dollar amounts reported represent our net income (loss) attributable to our common shareholders, as reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote	The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Doft and Mr. Jouaneh, (ii) for 2024, Mr. Doft and Ms. Sara Altschul, and (iii) for 2023, Mr. Doft, Mr. Brian Field, Ms. Stacey Sayetta and Mr. Jouaneh.
PEO Total Compensation Amount	$ 2,669,073	$ 1,130,450	$ 6,224,816
PEO Actually Paid Compensation Amount	$ (758,405)	(3,128,474)	14,915,849
Adjustment To PEO Compensation, Footnote
1.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Doft and Mr. Jouaneh, (ii) for 2024, Mr. Doft and Ms. Sara Altschul, and (iii) for 2023, Mr. Doft, Mr. Brian Field, Ms. Stacey Sayetta and Mr. Jouaneh. For the years 2024 and 2025, the Company qualified as a smaller reporting company. As such, the Company has reported its compensation matters under the rules for a smaller reporting company.
2.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,669,073	2,728,965
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(1,171,123)	(1,676,033)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of year end	96,412	242,279
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	(981,322)	(354,661)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(1,371,445)	(548,623)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	(758,405)	391,927

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 2,728,965	1,037,914	1,563,924
Non-PEO NEO Average Compensation Actually Paid Amount	$ 391,927	(744,083)	4,065,193
Adjustment to Non-PEO NEO Compensation Footnote
1.
The dollar amounts reported in the columns marked (b) and column (d) are the amounts of total compensation reported in the “Total” column of the Summary Compensation Table for the corresponding year for Mr. Sedky and as an average for the Non-PEO NEOs. The names of each of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Mr. Doft and Mr. Jouaneh, (ii) for 2024, Mr. Doft and Ms. Sara Altschul, and (iii) for 2023, Mr. Doft, Mr. Brian Field, Ms. Stacey Sayetta and Mr. Jouaneh. For the years 2024 and 2025, the Company qualified as a smaller reporting company. As such, the Company has reported its compensation matters under the rules for a smaller reporting company.
2.
The dollar amounts reported in columns marked (c) and column (e) represent the CAP value for Mr. Sedky and the average CAP values for the Non-PEO NEOs, as applicable, for the corresponding fiscal year. The CAP values have been computed in accordance with Item 402(v) of Regulation S-K, reflecting certain adjustments described in the table below:

	2025
	PEO ($)	Average of Non-PEO NEOs ($)
Total Compensation from Summary Compensation Table	2,669,073	2,728,965
Subtract: the amounts reported in the Summary Compensation Table in respect of all equity awards	(1,171,123)	(1,676,033)
Add: the fair value of all equity awards granted during the year that were outstanding and unvested as of the end of the year, with the value calculated as of year end	96,412	242,279
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and remain outstanding and unvested as of the end of the year, with the value calculated as of year end	(981,322)	(354,661)
Add: the positive or negative year-over-year change in fair value of all equity awards granted in prior years and that vested during the year, with the final value calculated as of the vesting date	(1,371,445)	(548,623)
Subtract: the prior year’s year end value ascribed to any equity awards for which the vesting conditions were not met (and awards were therefore forfeited) as of the end of or during the year	—	—
Compensation Actually Paid (CAP)	(758,405)	391,927

The Company does not sponsor or maintain a defined benefit pension plan, and no such benefits are provided to our NEOs; therefore, no adjustments have been made to the Summary Compensation Table totals for changes in pension values. The valuation assumptions used to calculate the fair values were updated as of each measurement date and will differ from those disclosed as of the grant date. The methodology used to develop the valuation assumptions as of each applicable measurement date is consistent with those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and Cumulative TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	$ 49.06	52.17	64.33
Net Income (Loss)	$ (30,700,000)	$ 2,200,000	$ (8,200,000)
PEO Name	Mr. Sedky	Mr. Sedky	Mr. Sedky
Additional 402(v) Disclosure

In accordance with Item 402(v) of Regulation S-K, the Company is providing analysis below of the relationships between the reported CAP values and each of the financial performance measures presented in the Pay Versus Performance Table. The Company makes compensation decisions based on a number of factors, and has not specifically evaluated the performance measures reported in the Pay Versus Performance Table against the NEOs’ CAP values (as calculated in accordance with Item 402(v) of Regulation S-K) for a particular year. Therefore, the alignment outcomes reported below may not accurately reflect the Company’s goals of linking pay with performance and aligning the interests of NEOs with those of our shareholders.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,171,123)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,412
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(981,322)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,371,445)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,676,033)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	242,279
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,661)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(548,623)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0